Summary of significant accounting policies - Estimate fair value (Details) - $ / shares	9 Months Ended	12 Months Ended
	May 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Risk free rate	0.47%
Volatility	134.00%	119.00%	121.00%
Dividend yield		0.00%	0.00%
March 2019 Conversion Feature [Member]
Risk free rate		1.76%
Market price per share	$ 6.68	$ 19.04
Life of instrument in years		1 year 15 days
Volatility		100.00%
Dividend yield		0.00%
March 2019 Warrant Liability [Member]
Risk free rate	1.60%
Risk free rate		1.39%
Market price per share	$ 6.68	$ 19.04
Life of instrument in years	4 years	4 years 5 months 19 days
Volatility	102.00%	119.00%
Dividend yield		0.00%
Minimum
Risk free rate		1.70%	2.01%
Minimum | March 2019 Conversion Feature [Member]
Risk free rate	0.08%
Life of instrument in years	5 months 19 days
Volatility	117.00%
Maximum
Risk free rate		2.90%	2.83%